COMMITMENTS AND CONTINGENT LIABILITIES	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

8.          COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the ordinary course of business. Other than as set forth below, the Company is not currently party to any legal proceedings, the adverse outcome of which, in the Company’s management’s opinion, individually or in the aggregate, would have a material adverse effect on the Company’s results of operations or financial position.

Since June of 2009, the Company has been involved in litigation against Leonard J. Brandt, a stockholder, former director and the Company’s former Chief Executive Officer (“Brandt”) in the Delaware Chancery Court and the United States District Court for the Central District of California.  At the conclusion of a two-day trial that commenced December 1, 2009, the Chancery Court entered judgment for the Company and dismissed with prejudice Brandt's action brought pursuant to Section 225 of the Delaware General Corporation Law, which sought to oust the incumbent directors other than Brandt.  The Chancery Court thereby found that the purported special meeting of stockholders convened by Brandt on September 4, 2009 was not valid and that the directors purportedly elected at that meeting are not entitled to be seated.  On January 4, 2010, Brandt filed an appeal with the Supreme Court of the State of Delaware in relation to the case.  On April 20, 2010, the Delaware Supreme Court affirmed the ruling of the Chancery Court.

The Chancery Court also denied an injunction sought by Mr. Brandt to prevent the voting of shares issued by the Company in connection with the Company’s bridge financing in June 2009, and securities offering in August 2009, and dismissed Brandt's claims regarding those financings and stock issuances.  On January 4, 2010, Brandt also filed an appeal in relation to this ruling with the Delaware Supreme Court which, on April 20, 2010, affirmed the ruling of the Chancery Court.

The Chancery Court also dismissed with prejudice another action brought by Mr. Brandt, in which he claimed he had not been provided with information owed to him.

In July 2009, the Company filed an action in the United States District Court for the Central District of California against Mr. Brandt and certain others.  The Company’s complaint alleged a variety of violations of federal securities laws, including anti-fraud based claims under Rule 14a-9, solicitation of proxies in violation of the filing and disclosure dissemination requirements of Regulation 14A, and material misstatements and omissions in and failures to promptly file amendments to Schedule 13D.  Mr. Brandt and the other defendants filed counterclaims against us, alleging violations of federal securities laws relating to alleged actions and statements taken or made by the Company or the Company’s officers and directors in connection with Mr. Brandt’s proxy and consent solicitations.  On March 10, 2010, the Company dismissed the Company’s claims against EAC, and EAC dismissed its claims against the Company and Mr. Carpenter.  On April 10, 2010, Mr. Brandt's attorneys moved to withdraw from representing Mr. Brandt in the case.  On July 7, 2010, Mr. Brandt moved to dismiss his counterclaims against the Company and the Company consented to dismiss its complaint against Mr. Brandt.  On July 13, 2010, all of the Company’s claims and Mr. Brandt’s counterclaims in such action were dismissed.

On April 11, 2011, Mr. Brandt and his family business partnership Brandt Ventures, GP filed an action in the Superior Court for the State of California, Orange County against CNS Response, Inc., one of its stockholders and a member of the board of directors, alleging breach of a promissory note agreement entered into by Brandt Ventures, GP and the Company and alleging that Mr. Brandt was wrongfully terminated as CEO in April, 2009 for which he is seeking approximately $170,000 of severance. The plaintiffs seek rescission of a $250,000 loan made by Brandt Ventures, GP to the Company which was converted into common stock in accordance with its terms, restitution of the loan amount and compensatory and punitive damages for Mr. Brandt's termination. The Company was served with a summons and complaint in the action on July 19, 2011. On November 1, 2011, Mr. Brandt filed an amended complaint amending their claims and adding new claims against the same parties. On March 12, 2012, the court sustained demurrers to certain of the counts against each defendant. On March 22, 2012, Mr. Brandt filed a second amended complaint that modifies certain of his claims, but does not add new claims. The Company believes the second amended complaint, like the prior complaints, is devoid of any merit. The Company is vigorously defending the action.

The Company has expended substantial resources to pursue the defense of legal proceedings initiated by Mr. Brandt.  The Company does not know whether Mr. Brandt will institute additional claims against the Company and the defense of any such claims could involve the expenditure of additional resources by the Company.

Lease Commitments

On December 30, 2009 the Company entered a three year lease, commencing February 1, 2010 and terminating on January 31, 2013 for its new Headquarters and Neurometric Information Services business premises located at 85 Enterprise, Aliso Viejo, California 92656.  The 2,023 square foot facility has an average cost for the lease term of $3,600 per month.  The remaining lease obligation totals $53,700: being $37,100 and $16,600 for fiscal years 2012 and 2013 respectively.

The Company leases space for its Clinical Services operations under an operating lease.  The original lease terminated on February 28, 2010 and a 37 month extension to the lease was negotiated commencing April 1, 2010 and terminating April 30, 2013. The 3,542 square foot facility has an average cost for the lease term of $5,100 per month. The remaining lease obligation totals $88,000: being $49,200 and $38,800 for fiscal years 2012 and 2013 respectively.

The Company incurred rent expense of $27,500 and $27,000 for the three months ended December 31, 2011 and 2010 respectively.

On November 8, 2010 we entered into a financial lease to acquire EEG equipment costing $15,900.  The term of the lease is 48 months ending October 2014 and the monthly payment is $412. As of December 31, 2011 the remaining lease obligation is $13,600: being $3,800, $4,900 and $4,900 for fiscal years 2012, 2013 and 2014 respectively.

9.	COMMITMENTS AND CONTINGENT LIABILITIES

Litigation

From time to time, the Company may be involved in litigation relating to claims arising out of the Company’s operations in the ordinary course of business. Other than as set forth below, the Company is not currently party to any legal proceedings, the adverse outcome of which, in the Company’s management’s opinion, individually or in the aggregate, would have a material adverse effect on the Company’s results of operations or financial position.

Since June of 2009, the Company has been involved in litigation against Leonard J. Brandt, a stockholder, former director and the Company’s former Chief Executive Officer (“Brandt”) in the Delaware Chancery Court and the United States District Court for the Central District of California.  At the conclusion of a two-day trial that commenced December 1, 2009, the Chancery Court entered judgment for the Company and dismissed with prejudice Brandt's action brought pursuant to Section 225 of the Delaware General Corporation Law, which sought to oust the incumbent directors other than Brandt.  The Chancery Court thereby found that the purported special meeting of stockholders convened by Brandt on September 4, 2009 was not valid and that the directors purportedly elected at that meeting are not entitled to be seated.  On January 4, 2010, Brandt filed an appeal with the Supreme Court of the State of Delaware in relation to the case.  On April 20, 2010, the Delaware Supreme Court affirmed the ruling of the Chancery Court.

The Chancery Court also denied an injunction sought by Mr. Brandt to prevent the voting of shares issued by the Company in connection with the Company’s bridge financing in June 2009, and securities offering in August 2009, and dismissed Brandt's claims regarding those financings and stock issuances.  On January 4, 2010, Brandt also filed an appeal in relation to this ruling with the Delaware Supreme Court which, on April 20, 2010, affirmed the ruling of the Chancery Court.

The Chancery Court also dismissed with prejudice another action brought by Mr. Brandt, in which he claimed he had not been provided with information owed to him.

In July 2009, the Company filed an action in the United States District Court for the Central District of California against Mr. Brandt and certain others.  The Company’s complaint alleged a variety of violations of federal securities laws, including anti-fraud based claims under Rule 14a-9, solicitation of proxies in violation of the filing and disclosure dissemination requirements of Regulation 14A, and material misstatements and omissions in and failures to promptly file amendments to Schedule 13D.  Mr. Brandt and the other defendants filed counterclaims against us, alleging violations of federal securities laws relating to alleged actions and statements taken or made by the Company or the Company’s officers and directors in connection with Mr. Brandt’s proxy and consent solicitations.  On March 10, 2010, the Company dismissed the Company’s claims against EAC, and EAC dismissed its claims against the Company and Mr. Carpenter.  On April 10, 2010, Mr. Brandt's attorneys moved to withdraw from representing Mr. Brandt in the case.  On July 7, 2010, Mr. Brandt moved to dismiss his counterclaims against the Company and the Company consented to dismiss its complaint against Mr. Brandt.  On July 13, 2010, all of the Company’s claims and Mr. Brandt’s counterclaims in such action were dismissed.

On April 11, 2011, Mr. Brandt and his family business partnership Brandt Ventures, GP filed an action in the Superior Court for the State of California, Orange County against CNS Response, Inc., one of its stockholders and a member of the board of directors, alleging breach of a promissory note agreement entered into by Brandt Ventures, GP and the Company and alleging that Mr. Brandt was wrongfully terminated as CEO in April, 2009 for which he is seeking approximately $170,000 of severance. The plaintiffs seek rescission of a $250,000 loan made by Brandt Ventures, GP to the Company which was converted into common stock in accordance with its terms, restitution of the loan amount and compensatory and punitive damages for Mr. Brandt's termination. The Company was served with a summons and complaint in the action on July 19, 2011. On November 1, 2011, Mr. Brandt filed an amended complaint amending their claims and adding new claims against the same parties. CNS Response, Inc. believes the complaint to be devoid of any merit and will aggressively defend the action if the plaintiffs decide to proceed with it.

The Company has expended substantial resources to pursue the defense of legal proceedings initiated by Mr. Brandt.  The Company does not know whether Mr. Brandt will institute additional claims against the Company and the defense of any such claims could involve the expenditure of additional resources by the Company.

Lease Commitments

The Company leased its headquarters and Neurometric Information Services space under an operating lease which terminated on November 30, 2009. The Company continued to lease the space on a month-to-month basis through January 22, 2010 at which time the Company moved to its new premises.

On December 30, 2009 the Company entered a three year lease, commencing February 1, 2010 and terminating on January 30, 2013 for its new Headquarters and Neurometric Information Services business premises located at 85 Enterprise, Aliso Viejo, California 92656.  The 2,023 square foot facility has an average cost for the lease term of $3,600 per month.  The remaining lease obligation totals $65,600: being $49,000 and $16,600 for fiscal years 2012 and 2013 respectively.

The Company leases space for its Clinical Services operations under an operating lease.  The original lease terminated on February 28, 2010 and a 37 month extension to the lease was negotiated commencing April 1, 2010 and terminating April 30, 2013. The 3,542 square foot facility has an average cost for the lease term of $5,100 per month. The remaining lease obligation totals $104,100: being $65,400 and $38,700 for fiscal years 2012 and 2013 respectively.

The Company also sub-leased space for its Clinical Services operations on a month-to-month basis for $1,000 per month up until March 2010 when it terminated this sub-lease and gave up the space.

The Company incurred rent expense of $92,600 and $121,100 for the years ended September 30, 2011 and 2010 respectively.

On November 8, 2010 we entered into a financial lease to acquire EEG equipment costing $15,900.  The term of the lease is 48 months ending October 2014 and the monthly payment is $412. As of September 30, 2011 the remaining lease obligation is $14,700: being $4,900, $4,900 and $4,900 for fiscal years 2012, 2013 and 2014 respectively.